Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Shareholders' Equity / Accumulated Other Comprehensive Income (Loss) [Abstract]
Summary of company's stock option activity
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	2,578,328	$1.47	5.61	$21,909
Granted	771,083	$12.91	9.13	174
Exercised	(528,984)	$0.82	2.47	5,281
Forfeited	(51,423)	$4.29	6.57	-

Outstanding at end of year	2,769,004	$4.74	7.19	$18,580

Exercisable at end of year	1,092,935	$1.43	5.00	$10,254

Vested and expected to vest	2,581,392	$4.41	7.07	$17,931

Summary of stock options outstanding and stock options exercisable
	Options outstanding at December 31, 2015			Options exercisable at December 31, 2015
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.4-0.9	445,750	0.64	2.13	410,525	0.64	2.04
1.1-1.6	419,525	1.40	5.30	295,016	1.34	4.53
2.1-2.2	1,145,232	2.13	8.47	379,894	2.13	8.46
10	209,822	9.97	8.38	-	-	-
13.0-15.3	548,675	14.06	9.63	7,500	12.97	9.75

	2,769,004			1,092,935